Interest Expense (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Schedule of Interest Expense

(in $ millions)	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024

Interest expense, gross	12.8	11.7	25.9	22.1
Capitalized interest on newbuildings	—	(0.7)	—	(1.9)
Interest expense, net	12.8	11.0	25.9	20.2